                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                                 CLASS I SHARES
                    SUPPLEMENT DATED AUGUST 24, 2001 TO THE
                        PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The equity portion of the Portfolio is managed by the Adviser's Small and Mid Cap Value team. The fixed income portion of the Portfolio is managed by the Adviser's High Grade team. Each team is made up of established investment professionals. The Small and Mid Cap Value team currently includes John Cunniff, a Managing Director of the Adviser. The High Grade team currently includes Angelo Manioudakis, an Executive Director of the Adviser. The composition of each team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT AA1 8/01

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                              ENTERPRISE PORTFOLIO
                                 CLASS I SHARES
                    SUPPLEMENT DATED AUGUST 24, 2001 TO THE
                        PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Multi-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Jeff New, a Managing Director of the Adviser, Michael Davis, a Vice President of the Adviser and Sean Connor, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT ENT1 8/01

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                            GLOBAL EQUITY PORTFOLIO
                                 CLASS I SHARES
                    SUPPLEMENT DATED AUGUST 24, 2001 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT GE1 8/01

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                                CLASS II SHARES
                    SUPPLEMENT DATED AUGUST 24, 2001 TO THE
                        PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The equity portion of the Portfolio is managed by the Adviser's Small and Mid Cap Value team. The fixed income portion of the Portfolio is managed by the Adviser's High Grade team. Each team is made up of established investment professionals. The Small and Mid Cap Value team currently includes John Cunniff, a Managing Director of the Adviser. The High Grade team currently includes Angelo Manioudakis, an Executive Director of the Adviser. The composition of each team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT AA2 8/01

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                              ENTERPRISE PORTFOLIO
                                CLASS II SHARES
                    SUPPLEMENT DATED AUGUST 24, 2001 TO THE
                        PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Multi-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Jeff New, a Managing Director of the Adviser, Michael Davis, a Vice President of the Adviser and Sean Connor, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT ENT2 8/01

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                            GLOBAL EQUITY PORTFOLIO
                                CLASS II SHARES
                    SUPPLEMENT DATED AUGUST 24, 2001 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT GE2 8/01
                                                                             267